Equipment Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of future maturities of the Promissory Note	The future maturities of the Partnership’s notes receivable at December 31, 2013 are as follows:
Years ending December 31,
2014	$478,271
2015	645,590
2016	622,434
2017	946,605
$2,692,900

SQN AIF IV, GP LLC [Member]
Schedule of future maturities of the Promissory Note	The future maturities of the Fund’s notes receivable at December 31, 2013 are as follows:
Years ending December 31,
2014	$478,271
2015	645,590
2016	622,434
2017	946,605
$2,692,900